INCOME TAXES (Details) - USD ($)	Sep. 30, 2015	Dec. 31, 2014
Income Tax [Line Items]
Deferred tax liabilities	$ 0	$ 0
Deferred tax asset-
Net operating loss carryforward	2,196,000	2,108,000
Valuation allowance	(2,196,000)	(2,108,000)
Net deferred tax asset	$ 0	$ 0